Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
We use selected derivative hedging instruments, principally foreign currency forward contracts and interest rate swaps, for the purpose of managing currency risks and interest rate risk arising from our operations and sources of financing.

Cash Flow Hedges

The notional amount of foreign currency forward contracts, designated as cash flow hedges, outstanding at December 31, 2020 and 2019 were $61.5 million and $56.8 million, respectively. The amount recorded within other comprehensive income (loss) at December 31, 2020 is expected to impact the consolidated statement of operations in 2021.

Fair Value Hedges

In September 2015, we executed $625.0 million notional amount of interest rate swaps that effectively convert $625.0 million of the 6.25% Senior Secured U.S. Dollar Notes from fixed interest rate debt to variable rate debt. The terms of the swap require periodic net settlement payments and expire in February 2022. In August 2020, $200.0 million notional amount of the interest rate swaps were terminated early. At December 31, 2020, the remaining notional amount of $425.0 million in interest rate swaps were no longer designated as hedging relationships and the fair value of the swaps is recognized in interest expense on the consolidated statements of operations with no corresponding offset to debt.

Net Investment Hedges

In October 2018, we executed $200.0 million notional amount of cross-currency swaps that are a hedge of foreign exchange risk associated with a net investment in foreign operations. The terms of the swap require periodic net settlement payments and a final notional exchange will occur on settlement. The swaps expire in August 2021. In March 2020, $100.0 million notional amount in cross-currency swaps were early terminated and the remaining notional amount at December 31, 2020 was $100.0 million.
Derivatives Not Designated as Hedging Instruments

The notional amount of foreign currency forward contracts, not designated as hedging instruments, outstanding at December 31, 2020 and 2019 was $295.4 million and $550.0 million, respectively.

Refer to Note 19, Shareholders’ Equity - Accumulated Other Comprehensive Income for further information.